REVENUES	6 Months Ended
Jun. 30, 2023
Revenue [abstract]
REVENUES	REVENUES
(a)Revenues by type
The tables below summarize the partnership’s segment revenues by type of revenue for the three and six months ended June 30, 2023:

	Three Months Ended June 30, 2023
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues by type
Revenues from contracts with customers	$7,514	$1,640	$3,620	$12,774
Other revenues	360	366	6	732
Total revenues	$7,874	$2,006	$3,626	$13,506

	Six Months Ended June 30, 2023
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues by type
Revenues from contracts with customers	$15,116	$3,302	$7,423	$25,841
Other revenues	696	715	12	1,423
Total revenues	$15,812	$4,017	$7,435	$27,264
The tables below summarize the partnership’s segment revenues by type of revenue for the three and six months ended June 30, 2022:

	Three Months Ended June 30, 2022
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues by type
Revenues from contracts with customers	$8,839	$1,444	$3,675	$13,958
Other revenues	287	358	4	649
Total revenues	$9,126	$1,802	$3,679	$14,607

	Six Months Ended June 30, 2022
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues by type
Revenues from contracts with customers	$16,807	$2,608	$7,341	$26,756
Other revenues	548	722	8	1,278
Total revenues	$17,355	$3,330	$7,349	$28,034
(b)Timing of recognition of revenues from contracts with customers
The tables below summarize the partnership’s segment revenues by timing of revenue recognition for the total revenues from contracts with customers for the three and six months ended June 30, 2023:

	Three Months Ended June 30, 2023
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Timing of revenue recognition
Goods and services provided at a point in time	$6,116	$476	$3,517	$10,109
Services transferred over a period of time	1,398	1,164	103	2,665
Total revenues from contracts with customers	$7,514	$1,640	$3,620	$12,774

	Six Months Ended June 30, 2023
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Timing of revenue recognition
Goods and services provided at a point in time	$12,351	$1,050	$7,228	$20,629
Services transferred over a period of time	2,765	2,252	195	5,212
Total revenues from contracts with customers	$15,116	$3,302	$7,423	$25,841
The tables below summarize the partnership’s segment revenues by timing of revenue recognition for the total revenues from contracts with customers for the three and six months ended June 30, 2022:

	Three Months Ended June 30, 2022
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Timing of revenue recognition
Goods and services provided at a point in time	$7,906	$493	$3,576	$11,975
Services transferred over a period of time	933	951	99	1,983
Total revenues from contracts with customers	$8,839	$1,444	$3,675	$13,958

	Six Months Ended June 30, 2022
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Timing of revenue recognition
Goods and services provided at a point in time	$14,963	$917	$7,146	$23,026
Services transferred over a period of time	1,844	1,691	195	3,730
Total revenues from contracts with customers	$16,807	$2,608	$7,341	$26,756
(c)Revenues by geography
The tables below summarize the partnership’s segment revenues by geography for the three and six months ended June 30, 2023:

	Three Months Ended June 30, 2023
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
United Kingdom	$4,453	$162	$81	$4,696
United States of America	515	850	1,526	2,891
Europe	477	438	824	1,739
Australia	993	48	34	1,075
Canada	643	43	146	832
Brazil	201	23	384	608
Mexico	—	—	287	287
Other	232	76	338	646
Total revenues from contracts with customers	$7,514	$1,640	$3,620	$12,774
Other revenues	360	366	6	732
Total revenues	$7,874	$2,006	$3,626	$13,506

	Six Months Ended June 30, 2023
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
United Kingdom	$8,828	$299	$170	$9,297
United States of America	1,076	1,731	3,121	5,928
Europe	1,098	857	1,715	3,670
Australia	1,996	100	66	2,162
Canada	1,254	78	304	1,636
Brazil	376	52	796	1,224
Mexico	—	—	544	544
Other	488	185	707	1,380
Total revenues from contracts with customers	$15,116	$3,302	$7,423	$25,841
Other revenues	696	715	12	1,423
Total revenues	$15,812	$4,017	$7,435	$27,264
The tables below summarize the partnership’s segment revenues by geography for the three and six months ended June 30, 2022:

	Three Months Ended June 30, 2022
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
United Kingdom	$5,833	$118	$80	$6,031
United States of America	89	556	1,539	2,184
Europe	656	452	774	1,882
Australia	1,111	65	43	1,219
Canada	938	51	172	1,161
Brazil	32	33	511	576
Mexico	—	—	226	226
Other	180	169	330	679
Total revenues from contracts with customers	$8,839	$1,444	$3,675	$13,958
Other revenues	287	358	4	649
Total revenues	$9,126	$1,802	$3,679	$14,607

	Six Months Ended June 30, 2022
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
United Kingdom	$10,866	$213	$156	$11,235
United States of America	193	1,001	3,048	4,242
Europe	1,481	878	1,610	3,969
Australia	2,157	111	76	2,344
Canada	1,637	74	348	2,059
Brazil	63	60	974	1,097
Mexico	—	—	435	435
Other	410	271	694	1,375
Total revenues from contracts with customers	$16,807	$2,608	$7,341	$26,756
Other revenues	548	722	8	1,278
Total revenues	$17,355	$3,330	$7,349	$28,034